Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 5,365,856	$ 6,671,293
Due from banks - interest bearing	10,510,655	14,245,480
Total cash and cash equivalents	15,876,511	20,916,773
Investment securities:
Available-for-sale (at fair value)	178,207,974	150,960,955
Loans held for sale	109,800	0
Loans	99,387,344	109,428,476
Less allowance for loan losses	(2,181,451)	(2,503,738)
Net loans	97,205,893	106,924,738
Premises and equipment, net	6,499,656	5,917,719
Accrued income receivable	1,127,940	1,140,273
Goodwill	1,644,119	1,644,119
Bank owned life insurance	3,625,013	3,518,450
Other assets	2,250,315	2,235,063
Total assets	306,547,221	293,258,090
Noninterest bearing deposits:
Demand	33,422,465	31,915,482
Interest bearing deposits:
Demand	48,423,471	47,890,988
Savings	93,903,196	85,579,615
Time	70,712,831	73,790,921
Total deposits	246,461,963	239,177,006
Federal funds purchased and securities sold under agreements to repurchase	18,766,590	14,013,506
Federal Home Loan Bank borrowings	3,606,411	3,693,014
Accrued interest payable	162,598	217,726
Other liabilities	1,846,886	1,630,328
Total liabilities	270,844,448	258,731,580
STOCKHOLDERS' EQUITY
Common stock - 2,000,000 shares authorized at $5 par value: 1,728,730 and 1,662,814 shares issued at December 31, 2012 and 2011	8,643,650	8,314,070
Treasury stock - 10,000 shares at cost:	(228,100)	(228,100)
Surplus	6,966,020	6,288,403
Retained earnings	17,191,740	16,920,319
Accumulated other comprehensive income	3,129,463	3,231,818
Total stockholders' equity	35,702,773	34,526,510
Total liabilities and stockholders' equity	$ 306,547,221	$ 293,258,090